10. Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2019
Assets
Trade receivables	12,460,070	-	-	12,460,070
Other receivables	315,492	-	224	315,716
Cash and cash equivalents
Cash and Banks	159,942	-	-	159,942
Money market funds	-	249,700	-	249,700
Financial assets at fair value through profit or loss:
Money market funds	-	2,789,831	-	2,789,831
Total	12,935,504	3,039,531	224	15,975,259

As of December 31, 2018
Assets
Trade receivables	11,667,923	-	-	11,667,923
Other receivables	1,464,977	-	136,011	1,600,988
Cash and cash equivalents		-	-
Cash and Banks	42,453	-	-	42,453
Financial assets at fair value through profit or loss:
Government bonds	-	5,052,573	-	5,052,573
Money market funds	-	147,236	-	147,236
Financial assets at fair value
Time deposits	1,858,726	-	-	1,858,726
Total	15,034,079	5,199,809	136,011	20,369,899

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Non-financial liabilities	Total
As of December 31, 2019
Liabilities
Trade payables	13,070,359	-	-	13,070,359
Other payables	7,616,248	-	-	7,616,248
Borrowings	9,856,665	-	-	9,856,665
Total	30,543,272	-	-	30,543,272

As of December 31, 2018
Liabilities
Trade payables	22,904,340	-	-	22,904,340
Other payables	488,126	-	14,191,041	14,679,167
Borrowings	12,716,656	-	-	12,716,656
Total	36,109,122	-	14,191,041	50,300,163

Income, expenses, gains and losses of financial instruments
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2019
Interest income	1,208,970	-	1,208,970
Exchange differences	608,847	1,069,587	1,678,434
Changes in fair value of financial assets	-	281,039	281,039
Corporate Notes	456,884	-	456,884
Total	2,274,701	1,350,626	3,625,327

As of December 31, 2018
Interest income	1,033,000	-	1,033,000
Exchange differences	3,637,573	-	3,637,573
Bank fees and expenses	(13,084)	-	(13,084)
Changes in fair value of financial assets	-	1,147,943	1,147,943
Adjustment to present value	(503)	-	(503)
Total	4,656,986	1,147,943	5,804,929

As of December 31, 2017
Interest income	697,814	-	697,814
Exchange differences	352,287	-	352,287
Bank fees and expenses	(4,433)	-	(4,433)
Changes in fair value of financial assets	-	730,248	730,248
Adjustment to present value	(663)	-	(663)
Total	1,045,005	730,248	1,775,253

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2019
Interest expense	(6,739,597)	-	(6,739,597)
Exchange differences	(5,846,670)	-	(5,846,670)
Other financial results	(16,299)	-	(16,299)
Total	(12,602,566)	-	(12,602,566)

As of December 31, 2018
Interest expense	(7,639,617)	-	(7,639,617)
Other financial results	(132,393)	-	(132,393)
Exchange differences	(8,451,756)	-	(8,451,756)
Total	(16,223,766)	-	(16,223,766)

As of December 31, 2017
Interest expense	(3,947,849)	-	(3,947,849)
Other financial results	(121,289)	-	(121,289)
Exchange differences	(1,219,638)	-	(1,219,638)
Total	(5,288,776)	-	(5,288,776)

Credit quality of financial assets
	12.31.19	12.31.18
Customers with no external credit rating:
Group 1 (i)	10,560,628	9,900,482
Group 2 (ii)	529,945	738,460
Group 3 (iii)	1,369,497	1,028,981
Total trade receivables	12,460,070	11,667,923

                   (i)          Relates to customers with debt to become due.

                  (ii)          Relates to customers with past due debt from 0 to 3 months.

                 (iii)          Relates to customers with past due debt from 3 to 12 months.